Income and other taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Future withholding tax	$ 24,300	$ 0
Deferred tax liability not recognized	99,000	70,000
Unrecognized deferred tax assets	127,571	122,882
Income taxes paid	217,000	128,000
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	282,000	262,000
CANADA | Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	326,000
COLOMBIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	17,000	3,000
Fekola | Non-participating Share Capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to priority dividend	$ 49,000	$ 20,000
Priority dividend rate to non-controlling interest	10.00%